Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Cash flows used in operating activities
Net income (loss)	$ (1,769,501)	$ (1,622,000)	$ (210,654)
Adjustments to reconcile net loss to net cash used in operating activities
Interest on notes payable	162,724	118,144	105,766
Amortization expense	18,918	8,626	5,016
Cash paid for interest	0	0	(5,252)
Foreign exchange, non-cash	(39,124)	0	0
Foregiveness of debt	0	(13,858)	(255,493)
Impairment of mineral properties	55,885	0	0
Share-based compensation for consulting services	2,393	20,241	0
Adjustments for share-based payments	0	327,070	0
Changes in operating assets and liabilities
Increase (decrease) Prepaids and other receivables	25,221	(134,691)	5,863
Increase (decrease) accounts payable	54,868	(13,735)	62,365
AdjustmentsForDecreaseIncreaseInAccruedLiabilities	(23,488)	60,738	8,451
Increase (decrease) in due to related parties	226,849	144,550	80,639
Net cash used in operating activities	(1,285,255)	(1,104,915)	(203,299)
Cash flows used in investing activities
Acquisition of equipment	(55,572)	0	(36,562)
Net cash used in investing activities	(55,572)	0	(36,562)
Cash flows provided by financing activities
Issuance of notes payable to related parties	459,580	39,497	352,862
Cash received on subscription to shares, net	426,999	555,211	0
Cash received on subscription to subscription receipts	0	929,870	0
Repayment of former related party loans	0	(18,981)	(28,128)
Cash received from short sell fees	0	9,977	0
Net cash provided by financing activities	886,579	1,515,574	324,734
Effects of foreign currency exchange on cash	707	3,172	(37,441)
Increase (decrease) in cash	(453,541)	413,831	47,432
Cash and Cash equivalents	474,317	60,486	13,054
Cash and Cash equivalents	$ 20,776	$ 474,317	$ 60,486